Supplementary cash flow information	12 Months Ended
Dec. 31, 2018
Statement of cash flows [abstract]
Supplementary cash flow information
Supplementary cash flow information

Supplementary disclosure of cash flow information is provided in the table below:

Non-cash (credits) charges:

	2018	2017
	$	$

Depreciation and depletion	306,429	160,469
Delivery into prepaid sales (Note 13)	(60,000)	(60,000)
Share-based payments (Note 12)	21,693	18,127
Impairment of long-lived assets, net (Note 8)	55,353	—
Gain on sale of Lynn Lake royalty (Note 8)	—	(6,593)
Write-down of mineral property interests (Note 8)	9,398	4,150
Provision for non-recoverable input taxes	1,646	2,180
Unrealized (gain) loss on fair value of convertible notes (Note 10)	(10,651)	11,144
Interest and financing expense	28,589	9,728
Unrealized loss (gain) on derivative instruments (Note 14)	4,757	(9,684)
Write-down of long-term investments	—	1,613
Deferred income tax expense (recovery) (Note 16)	38,392	(20,170)
Other	657	(1,146)
	396,263	109,818

Changes in non-cash working capital:

	2018	2017
	$	$

Accounts receivable and prepaids	3,345	(6,768)
Value-added and other tax receivables	4,272	(4,441)
Inventories	(41,186)	(58,059)
Accounts payable and accrued liabilities	1,361	20,386
Current income and other taxes payable	40,838	9,201
	8,630	(39,681)

Other exploration and development:

	2018	2017
	$	$

Fekola Mine, exploration	(14,246)	(8,441)
Otjikoto Mine, exploration	(1,744)	(1,220)
Masbate Mine, exploration	(4,941)	(4,668)
Libertad Mine, exploration	(4,798)	(6,751)
Limon Mine, exploration	(6,247)	(6,362)
Toega Project, exploration	(8,688)	(5,784)
Fekola Regional, exploration	(6,291)	(6,245)
Ondundu Project, exploration	(3,027)	(3,116)
Finland Properties, exploration	(2,479)	(1,341)
Kiaka Project, exploration	(2,238)	(4,512)
Other	(5,439)	(5,233)
	(60,138)	(53,673)

Non-cash investing and financing activities:

	2018	2017
	$	$

Non-controlling interest sold in exchange for loan receivable (Note 8)	47,000	—
Interest on loan to non-controlling interest	1,352	—
Share-based payments, capitalized to mineral property interests	2,507	3,622
Change in current liabilities relating to mineral property expenditures	(14,277)	(6,759)
Foreign exchange gain (loss) on Fekola equipment loan facility	3,312	(4,776)
Interest expense, capitalized to mineral property interests	—	20,052
Common shares issued for purchase of non-controlling interest	—	(2,000)

A subsidiary of the Company, Kronk Resources Inc, has $1 million in cash and cash equivalents that is restricted for its own activities and not available for use by B2Gold.